Description of Business	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Description of Business

1. DESCRIPTION OF BUSINESS

Organization

GB Investments, Inc. (GBI) was organized as a Delaware foreign profit company in June 2007. Until May 2019, GBI owned 100% of TVP Investments, LLC (TVP) and its wholly owned subsidiary, IA Tech, LLC and its wholly owned subsidiaries (IA Tech):

1)	Media Lodge, Inc. (until May 2019)
2)	Cloud Catalyst Technologies, LLC
3)	GunBroker.com, LLC
4)	S&T Logistics, LLC
5)	Enthusiast Commerce, LLC
6)	Outdoor Liquidators, LLC
7)	RightFit Direct, LLC
8)	Outsource Commerce, LLC

As a condition precedent to Note Agreement B (as described further in Note 6), GBI restructured effective May 2019 with the following changes:

1)	Gemini Direct Investments, LLC (GDI) was organized as a Nevada limited liability company and was established as the parent company of GBI.
2)	GBI transferred its ownership in the net assets of TVP to GDI.
3)	IA Tech transferred its ownership in the net assets of one of its subsidiaries, Media Lodge, Inc. to TVP.

Effective May 2019, the restructuring resulted in GDI owning 100% of:

1)	GBI and its wholly owned subsidiaries,
2)	TVP and its wholly owned subsidiary,
3)	Media Lodge, Inc. and its wholly owned subsidiary, GunUp Publishing, Inc. and
4)	Media Lodge, LLC, 90% owned by Media Lodge, Inc. and 10% owned by S&T Logistics, LLC.

In addition, GDI is 100% owner of GDI Air I, LLC and GDI Air II, LLC (collectively, GDI Air).

These consolidated financial statements include the financial results of GDI and subsidiaries for the years ended December 31, 2020 and 2019 except for TVP, Media Lodge, Inc. and subsidiaries and GDI Air as described below.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GDI and its wholly-owned subsidiaries:

GBI, IA Tech, GunBroker.com, LLC (GunBroker), S&T Logistics, LLC, Cloud Catalyst Technologies, LLC, Enthusiast Commerce, LLC, Outdoor Liquidators, LLC, Outsource Commerce, LLC and RightFit Direct, LLC (henceforth collectively referred to as the Company).

During 2020 and 2019, TVP, Media Lodge, Inc. and subsidiaries and GDI Air, wholly owned subsidiaries of GDI, were excluded from the consolidated financial statements. See GAAP Departure as further disclosed in Note 2. Media Lodge, Inc. filed for Chapter 11 bankruptcy in 2020.

The Company is comprised of two main business services: An internet auction website and liquidation services.